Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 4,595.0	$ 4,453.0
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	606.0	598.0
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	1.1	1.3
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	254.0	255.0
Total	$ 3,058.0	$ 3,005.0
Percentage of fair value measurements		100.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 2,175.0	$ 2,155.0
Percentage of fair value measurements		72.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 17.0	$ 32.0
Percentage of fair value measurements		1.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 612.0	$ 563.0
Percentage of fair value measurements		19.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements		8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 7.0	$ 7.0
Total	$ 606.0	$ 598.0
Percentage of fair value measurements		100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 520.0	$ 511.0
Percentage of fair value measurements		85.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 30.0	$ 35.0
Percentage of fair value measurements		6.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 49.0	$ 45.0
Percentage of fair value measurements		8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements		1.00%
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 0.0	$ 0.0
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	2.0	2.0
Total	$ 1,537.0	$ 1,448.0
Percentage of fair value measurements		100.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,186.0	$ 1,123.0
Percentage of fair value measurements		78.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 10.0	$ 12.0
Percentage of fair value measurements		1.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 339.0	$ 311.0
Percentage of fair value measurements		21.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements		0.00%